Segmented information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmented information
Other assets (non-current)	$ 44,628	$ 36,994
Property, plant and equipment	97,285	111,696
Exploration and evaluation	70,135	55,126	$ 3,635
Revenues	31,625	64,046
Cost of sales	(32,292)	(56,643)
Other operating costs	(28,560)	(64,355)
General and administrative	(40,070)	(36,837)
Exploration and evaluation	(1,769)	(515)
Impairment of assets	(138,371)	(140,000)
Operating loss	(209,437)	(234,304)
Evaluation and Development Assets
Segmented information
Other assets (non-current)	44,628	36,994
Mining interest	451,695	580,479
Property, plant and equipment	97,285	111,696
Exploration and evaluation	70,135	55,126
Total non-current assets	663,743	784,295
Canada
Segmented information
Revenues	7,896	21,648
Cost of sales	(7,695)	(21,648)
Other operating costs	(23,547)	(52,914)
General and administrative	(29,701)	(31,297)
Exploration and evaluation	(1,567)	(515)
Impairment of assets		(59,000)
Operating loss	(54,614)	(143,726)
Canada | Evaluation and Development Assets
Segmented information
Other assets (non-current)	15,794	16,252
Mining interest	391,324	372,061
Property, plant and equipment	61,012	63,655
Exploration and evaluation	3,747	3,653
Total non-current assets	471,877	455,621
Mexico
Segmented information
Revenues	8,814	19,620
Cost of sales	(9,983)	(19,620)
Other operating costs	(4,836)	(11,423)
General and administrative	(2,040)	(2,829)
Exploration and evaluation	(202)
Impairment of assets	5,278	(81,000)
Operating loss	(2,969)	(95,252)
Mexico | Evaluation and Development Assets
Segmented information
Other assets (non-current)	20,728	17,485
Mining interest	21,432	16,822
Property, plant and equipment	13,479	21,688
Total non-current assets	55,639	55,995
USA
Segmented information
Revenues	14,915	22,778
Cost of sales	(14,614)	(15,375)
Other operating costs	(177)	(18)
General and administrative	(8,329)	(2,711)
Impairment of assets	(143,649)
Operating loss	(151,854)	4,674
USA | Evaluation and Development Assets
Segmented information
Other assets (non-current)	8,106	3,257
Mining interest	38,939	191,596
Property, plant and equipment	22,794	26,353
Exploration and evaluation	66,388	51,473
Total non-current assets	$ 136,227	$ 272,679